Note 10 - Long-term Debt and Financing	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
10.	LONG-TERM DEBT AND FINANCING

	Maturity	Sept. 30 2018	March 31, 2018
Credit facility (a)	September 1, 2020	$179,395	$122,115
Less: Debt issue costs (a)		(2,372)	(664)
8.75% loan (b)	September 12, 2023	115,623	-
6.75% $100M convertible debentures (c)	March 31, 2023	86,276	85,760
6.75% $160M convertible debentures (d)	December 31, 2021	149,515	148,146
6.5% convertible bonds (e)	July 29, 2019	132,898	188,147
		661,335	543,504
Less: Current portion		(132,898)	(121,451)
		$528,437	$422,053

Future annual minimum repayments are as follows:

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total

Credit facility (a)	$-	$179,395	$-	$-	$179,395
8.75% loan (b)	-	-	131,845	-	131,845
6.75% $100M convertible debentures (c)	-		100,000		100,000
6.75% $160M convertible debentures (d)	-	-	160,000	-	160,000
6.5% convertible bonds (e)	135,146	-	-	-	135,146
	$135,146	$179,395	$391,845	$-	$706,386

The details for long-term debt are as follows:

	As at April 1, 2018	Cash inflows/ (outflows)	Foreign Exchange	Non- cash changes	As at Sept. 30, 2018

Credit facility (a)	$121,451	$54,909	$-	$663	$177,023
8.75% loan (b)	-	119,380	(393)	(3,364)	115,623
6.75% $100M convertible debentures (c)	85,760	-	-	516	86,276
6.75% $160M convertible debentures (d)	148,146	-	-	1,369	149,515
6.5% convertible bonds (e)	188,147	(59,574)	606	3,719	132,898
	$543,504	$114,715	$213	$2,903	$661,335
Less: Current portion	$(121,451)	$-	$-	$-	$(132,898)
	$422,053	$114,715	$213	$2,903	$528,437

	As at April 1, 2017	Cash inflows/ (outflows)	Foreign Exchange	Non- cash changes	As at March 31, 2018

Credit facility (a)	$66,001	$53,857	$-	$1,593	$121,451
6.75% $100M convertible debentures (c)	-	95,869	-	(10,109)	85,760
6.75% $160M convertible debentures (d)	145,579	-	-	2,567	148,146
6.5% convertible bonds (e)	190,486	-	(6,101)	3,761	188,147
5.75% convertible debentures (f)	96,022	(100,000)	-	3,978	-
	$498,088	$49,726	$(6,101)	$1,790	$543,504
Less: Current portion	$-	$-	$-	$-	$(121,451)
	$498,088	$49,726	$(6,101)	$1,790	$422,053

Interest is expensed based on the effective interest rate. The following table details the finance costs for the indicated periods:

	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Credit facility (a)	$4,620	$2,932	$9,054	$5,570
6.75% $100M convertible debentures (c)	2,293	-	4,585	-
6.75% $160M convertible debentures (d)	3,399	3,342	6,769	6,062
6.5% convertible debentures (e)	5,629	3,687	9,776	7,741
5.75% convertible debentures (f)	-	2,072	-	4,145
Collateral cost and other	4,182	488	6,279	993
	$20,123	$12,521	$36,463	$24,511

(a)	As of
April 18, 2018,
the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce (“CIBC”), National Bank of Canada (“National”), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extends Just Energy’s credit facility for an additional two
years to
September 1, 2020.
The facility size was increased to
$352.5
million from
$342.5
million, with an accordion for Just Energy to draw up to
$370
million. Certain principal amount outstanding under the letters of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program.

Interest is payable on outstanding loans at rates that vary with Bankers’ Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of
3.400%.
Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus
2.400%
and letters of credit are at a rate of
3.40%.
Interest rates are adjusted quarterly based on certain financial performance indicators.

As at
September 30, 2018,
the Canadian prime rate was
3.7%
and the U.S. prime rate was
5.25%.
As at
September 30, 2018,
$179.40
million has been drawn against the facility and total letters of credit outstanding as of
September 30, 2018,
amounted to
$89.38
million (
June 30, 2018 -
$103.85
million). As at
September 30, 2018,
Just Energy has
$83.7
million of the facility remaining for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and Germany operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at
September 30, 2018,
the Company was compliant with all of these covenants.

(b)	On
September 12, 2018,
Just Energy entered into a
US$250
million non-revolving multi-draw senior unsecured term loan facility (the
“8.75%
loan”) with Sagard Credit Partners, LP and certain funds managed by a leading U.S. based global fixed income asset manager. The
8.75%
loan bears interest at
8.75%
per annum payable semi-annually in arrears on
June 30
and
December 31
in each year, and will mature on
September 12, 2023.
Warrants totalling
7.5
million were issued to the counterparties at a strike price of
$8.56
each, convertible to
one
Just Energy common stock. The value of these warrants has been assessed as nominal. As at
September 30, 2018,
US$97.0
million were drawn from the
8.75%
loan. The
8.75%
loan has
three
tranches. The
first
tranche is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second
tranche is earmarked towards the settlement of Just Energy's
6.5%
convertible bonds. The
third
tranche is earmarked for investments and future acquisitions.

(c)	On
February 22, 2018,
Just Energy issued
$100
million of convertible unsecured senior subordinated debentures (the
“6.75%
$100
million convertible debentures”). The
6.75%
$100
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
March 31
and
September 30
in each year, and have a maturity date of
March 31, 2023.

(d)	On
October 5, 2016,
Just Energy issued
$160
million of convertible unsecured senior subordinated debentures (the
“6.75%
$160
million convertible debentures”). The
6.75%
$160
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
June 30
and
December 31
in each year, and have a maturity date of
December 31, 2021.

(e)	On
January 29, 2014,
Just Energy issued
US$150
million of European-focused senior unsecured convertible bonds (the
“6.5%
convertible bonds”). The
6.5%
convertible bonds bear interest at an annual rate of
6.5%,
payable semi-annually in arrears in equal installments on
January 29
and
July 29
in each year, and have a maturity date of
July 29, 2019.
The Company incurred transaction costs of
$5,215
and has shown these costs net of the
6.5%
convertible bonds. As at
September 30, 2018,
US$45.6
million were tendered and extinguished, resulting in a loss on redemption of
$1.5
million.

(f)	In
September 2011,
Just Energy issued
$100
million of convertible unsecured subordinated debentures (the
“5.75%
convertible debentures”), which was used to fund an acquisition. The
5.75%
convertible debentures bear interest at an annual rate of
5.75%,
payable semi-annually on
March 31
and
September 30
in each year, and have a maturity date of
September 30, 2018.
The
5.75%
convertible debentures were fully redeemed on
March 27, 2018.